Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-Based Payment
Beginning balance - outstanding nonvested units	24
Granted - nonvested units (period)	14
Vested - nonvested units (period)	(11)
Forfeited - nonvested units (period)	(1)
Ending balance - outstanding nonvested units	26
Beginning balance - weighted average exercise price of outstanding nonvested units	$ 31.93
Weighted average exercise price - granted - nonvested units	$ 33.39
Weighted average exercise price - vested - nonvested units	$ 29.91
Weighted average exercise price - forfeited nonvested units	$ 32.60
Ending balance - weighted average exercise price of nonvested units	$ 33.52